Organization and Business (Details)					12 Months Ended
	Dec. 30, 2024 USD ($)	Sep. 05, 2024 $ / shares shares	Dec. 20, 2023 USD ($)	Jan. 10, 2023 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Nov. 25, 2024 USD ($)	Jul. 23, 2022 shares	Jul. 01, 2022
Organization and Business [Line Items]
Number of investors		25
Future Scope Advisors Ltd [Member]
Organization and Business [Line Items]
Payment to acquire investment (in Dollars) | $			$ 4,000,000
Visionary Strategies Ltd [Member]
Organization and Business [Line Items]
Payment to acquire investment (in Dollars) | $			$ 4,000,000
Industry Insights Consulting Ltd [Member]
Organization and Business [Line Items]
Payment to acquire investment (in Dollars) | $	$ 480,000
Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued					2,298,365	286,697
Price per share (in Dollars per share) | $ / shares					$ 0.0625	$ 0.0625
Shares issued				8,144,598
Ordinary shares outstanding					2,298,365	286,697
Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued					58,861	6,060
Price per share (in Dollars per share) | $ / shares					$ 0.0625	$ 0.0625
Shares issued				3,755,402
Ordinary shares outstanding					58,861	6,060
Private Placement [Member]
Organization and Business [Line Items]
Principal amount (in Dollars) | $							$ 2,500,000
Gross proceeds (in Dollars) | $					$ 2,250,000
Interest rate					11.75%
Original issue discount rate					10.00%
Private Placement [Member] | Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 0.0001
Tiancheng Jinhui [Member]
Organization and Business [Line Items]
Ownership interest percentage									100.00%
Tiancheng Jinhui [Member] | Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued					68,442
Tiancheng Jinhui [Member] | Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued					31,558
Price per share (in Dollars per share) | $ / shares					$ 0.0001
KingWin [Member]
Organization and Business [Line Items]
Ownership interest percentage									100.00%
KingWin BVI [Member]
Organization and Business [Line Items]
Ownership interest percentage									100.00%
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued								68,442
Price per share (in Dollars per share) | $ / shares		$ 0.0001
Shares issued				8,144,598
Ordinary shares outstanding				8,213,040				68,442
Sale of shares		38,000,000
Purchase price (in Dollars per share) | $ / shares		$ 0.23
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued								31,558
Price per share (in Dollars per share) | $ / shares					$ 0.0625
Shares issued				3,755,402
Ordinary shares outstanding				3,786,960				31,558